Simplify Tail Risk Strategy ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 61.6%
Simplify Aggregate Bond Plus Credit Hedge ETF(a)(b) ................................ 36,333 $ 830,202
Simplify High Yield PLUS Credit Hedge ETF(a)(b) .................................... 801,684 17,544,133
Simplify Interest Rate Hedge ETF(a)(b) ............................................ 81,271 5,541,869
Simplify Risk Parity Treasury ETF(a)(b) ............................................ 837,785 12,788,118
Simplify Volatility Premium ETF(a)(b) .............................................. 908,300 18,983,470
Total Exchange-Traded Funds (Cost $58,887,713) ................................................. 55,687,792
Number of
Contracts Notional Amount
Purchased Options – 83.3%
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, October Strike Price $4,080, Expires 10/03/22 ........... 1,123 $ 458,184,000 5,615
S&P 500 Index, October Strike Price $4,850, Expires 10/21/22 ........... 2,011 975,335,000 20,110
25,725
Puts – Exchange-Traded – 83.3%
S&P 500 Index, October Strike Price $3,620, Expires 10/07/22 ........... 6,631 2,400,422,000 46,881,170
S&P 500 Index, October Strike Price $3,300, Expires 10/21/22 ........... 13,459 4,441,470,000 28,331,195
75,212,365
Total Purchased Options (Cost $55,977,682) ........................................................ 75,238,090
Shares
Money Market Funds – 11.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(c)
(Cost $10,208,802) .......................................................... 10,208,802 10,208,802
Total Investments – 156.2%
(Cost $125,074,197) ......................................................................... $ 141,134,684
Liabilities in Excess of Other Assets – (56.2)% ...................................................... (50,773,757)
Net Assets – 100.0% .......................................................................... $ 90,360,927
Number of
Contracts Notional Amount
Written Options – (56.7)%
Calls – Exchange-Traded – (0.0)%†
S&P 500 Index, October Strike Price $5,050, Expires 10/21/22 ........... (2,011) $ (1,015,555,000) $ (10,055)
Puts – Exchange-Traded – (56.7)%
S&P 500 Index, October Strike Price $3,600, Expires 10/07/22 ........... (6,631) $ (2,387,160,000) $ (40,018,085)
S&P 500 Index, October Strike Price $3,100, Expires 10/21/22 ........... (13,459) (4,172,290,000) (11,170,970)
(51,189,055)
Total Written Options (Premiums Received $38,921,571) .............................................. $ (51,199,110)
† Less than 0.05%
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) Securities with an aggregate market value of $51,882,107 have been pledged as collateral for options as of September 30, 2022.
(c) Rate shown reflects the 7-day yield as of September 30, 2022.

Simplify Tail Risk Strategy ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Aggregate
Bond Plus
Credit
Hedge ETF $ — $ 1,090,418 $ (213,096) $ (5,307) $ (41,813) $ 830,202 36,333 $ 3,893 $ —
Simplify High
Yield PLUS
Credit
Hedge ETF 27,016,073 2,743,675 (12,142,645) (657,263) 584,293 17,544,133 801,684 246,264 —
Simplify Interest
Rate Hedge
ETF 9,968,592 1,932,707 (7,812,694) 905,325 547,939 5,541,869 81,271 12,898 —
Simplify Risk
Parity
Treasury
ETF 22,187,428 2,165,311 (9,064,016) (468,802) (2,031,803) 12,788,118 837,785 84,304 —
Simplify Volatility
Premium
ETF 30,615,744 4,532,831 (13,879,378) (1,019,786) (1,265,941) 18,983,470 908,300 1,067,445 —
$ 89,787,837 $ 12,464,942 $ (43,111,829) $ (1,245,833) $ (2,207,325) $ 55,687,792 2,665,373 $ 1,414,804 $ —
Summary of Investment Type
Industry
% of Net
Assets
Purchased Options ............................................................................... 83.3%
Exchange-Traded Funds ........................................................................... 61.6%
Money Market Funds ............................................................................. 11.3%
Total Investments ................................................................................ 156.2%
Liabilities in Excess of Other Assets .................................................................. (56.2)%
Net Assets ..................................................................................... 100.0%